Stock Option Plans and Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2022
Stock Option Plans and Warrants to Purchase Common Stock
Stock Option Plans and Warrants to Purchase Common Stock

Note 8. Stock Option Plans and Warrants to Purchase Common Stock

Stock Option Plans

The Amended and Restated 2005 Equity Incentive Plan (“2005 Plan”) was replaced by the 2015 Plan, which was approved in June 2015. No securities are available for future issuance under the 2005 Plan. In September 2022, the stockholders approved an amendment to the 2015 Plan to increase the maximum numbers of shares of common stock available for issuance under the plan by 4,000,000 shares. As of December 31, 2022, there are 5,812,991 shares currently available for grants under the 2015 Plan. The plan is divided into four separate equity programs:

1)	the Discretionary Option Grant Program, under which eligible persons may, at the discretion of the Plan Administrator, be granted options to purchase shares of common stock,
2)	the Salary Investment Option Grant Program, under which eligible employees may elect to have a portion of their base salary invested each year in options to purchase shares of common stock,
3)	the Automatic Option Grant Program, under which eligible nonemployee Board members will automatically receive options at periodic intervals to purchase shares of common stock, and
4)	the Director Fee Option Grant Program, under which non-employee Board members may elect to have all, or any portion, of their annual retainer fee otherwise payable in cash applied to a special option grant.

Shares available for grant under the 2015 Plan were as follows:

Shares available for grant at January 1, 2022	1,866,719
Modification to Plan	4,000,000
Options granted	(55,730)
Options forfeited	2,002
Options exercised	—
Shares available for grant at December 31, 2022	5,812,991

Activity under the 2005 Plan and the 2015 Plan for the years ended December 31, 2022 and 2021

		Weighted
		Average
		Exercise
	Options	Price
Balance outstanding at December 31, 2020	128,858	$44.41
Granted	32,925	13.68
Forfeited	(15,982)	54.61
Cancelled	(2,787)	11.70
Exercised	(2,018)	12.81
Balance outstanding at December 31, 2021	140,996	$37.12
Granted	55,730	8.85
Forfeited	(3,908)	107.83
Cancelled	(545)	11.70
Exercised	—	—
Balance outstanding at December 31, 2022	192,273	$27.56

As of December 31, 2022, there were 133,794 options exercisable with a weighted average exercise price of $34.47 and a weighted average remaining contractual term of 7.05 years. As of December 31, 2022, there were 192,273 options outstanding with a weighted average remaining term of 7.90 years. Options outstanding as of December 31, 2022 had no intrinsic value.

The Company awarded 55,730 and 32,925 stock options during the years ended December 31, 2022 and 2021, respectively, which had a weighted average grant date fair value per share of $5.57 and $8.40, respectively. The weighted-average exercise price, by price range, for outstanding options to purchase common stock at December 31, 2022 was:

	Weighted
	Average
	Remaining
	Contractual	Outstanding	Exercisable
Price Range	Life in Years	Options	Options
$8.10 - $40.05	8.16	183,250	124,771
$111.00 - $234.00	2.99	6,309	6,309
$301.50 - $339.00	1.34	2,714	2,714
Total	7.90	192,273	133,794

The Company’s share-based compensation expense for the years ended December 31, 2022 and 2021 was recognized as follows:

Share-based compensation	2022	2021
Research and development	$142,879	$158,478
General and administrative	190,510	203,081
Total	$333,389	$361,559

At December 31, 2022, the total compensation cost for stock options not yet recognized was approximately $427,000 and will be expensed over the next three years.

Warrants to Purchase Common Stock

Warrant activity for the years ended December 31, 2022 and 2021 was as follows:

		Weighted
		Average
		Exercise
	Warrants	Price
Balance at December 31, 2020	382,099	$44.47
Granted	—	—
Exercised	(2)	59.25
Expired	(160,225)	59.25
Balance at December 31, 2021	221,872	$33.79
Granted	—	—
Exercised	—	—
Expired	(221,205)	33.81
Balance at December 31, 2022	667	$29.25

The remaining life, by grant date, for outstanding warrants at December 31, 2022 was:

		Remaining
	Exercise	Contractual	Outstanding	Exercisable
Grant Date	Price	Life in Years	Warrants	Warrants
March 29, 2018	$29.25	0.24	667	667